NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES

NOTE 4. ACCOUNT RECEIVABLES – RELATED PARTIES

The nature of the accounts receivable for September 30, 2017 in the amount of $1,154,089 are for modular construction and technology services and utilization of anticipated modular construction technology by ATI pursuant to the Modular Construction & Technology Services Agreement between ATI and the Company dated June 28, 2016 (hereinafter, the “ATI Services Agreement”) and for the Sales and Support Services Agreement with Yilaime on June 27, 2016 (the “Yilaime Services Agreement”). On September 30, 2017, the Company's allowance for bad debt is $57,705 which provides a net receivable balance of $1,096,384.

Accounts receivable consist of the following:

	Sept 30 2017	Dec 31 2016

Accounts receivable related parties	1,154,089	482,900
Less: Allowance for doubtful accounts	(57,705)	(24,145)
Accounts receivable, net	$1,096,384	$458,755

Bad debt expense was $49,655 and $15,927 for the nine months ended September 30, 2017 and 2016, respectively.